United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-06580

                      (Investment Company Act File Number)


                                SouthTrust Funds
             ---------------------------------------------------------------

                    (Exact Name of Registrant as Specified in Charter)




                                   5800 Corporate Drive
                           Pittsburgh, Pennsylvania 15237-7010


                                      (412) 288-1900
                             (Registrant's Telephone Number)


                                 John D. Johnson, Esquire
                                Federated Investors Tower
                                   1001 Liberty Avenue
                           Pittsburgh, Pennsylvania 15222-3779
                         (Name and Address of Agent for Service)
                    (Notices should be sent to the Agent for Service)


                        Date of Fiscal Year End: 4/30/05
                                                 -------


                 Date of Reporting Period: Quarter ended 1/31/05
                                           ---------------------


Item 1.     Schedule of Investments



Southtrust Alabama Tax Free Income Fund
Portfolio of Investments
January 31, 2005 (unaudited)



   Principal
   Amount                                                                Credit
   or Shares                                                             Rating              Value


   Municipal bonds--94.2%
                        ALABAMA--92.2%
$  1,020,000            Alabama Building Renovation Finance
                        Authority, Refunding Revenue Bonds, 5.25%
                        (Ambac Financial Group, Inc.
                        LOC)/(Original Issue Yield: 4.85%),
                        9/1/2007                                         AAA           $     1,088,534
   960,000              Alabama Drinking Water Finance Authority,
                        Series A Revenue Bond, 4.70% (Ambac
                        Financial Group, Inc. LOC), 8/15/2011            AAA                 1,012,282
   1,075,000            Alabama Drinking Water Finance Authority,
                        Series A, 5.125% (Original Issue Yield:
                        5.22%), 8/15/2016                                AAA                 1,171,169
   1,125,000            Alabama Drinking Water Finance Authority,
                        Revenue Bond, Series A, 4.65% (Ambac
                        Financial Group, Inc. LOC)/(Original
                        Issue Yield: 4.75%), 8/15/2011                   AAA                 1,218,409
   530,000              Alabama Special Care Facilities Finance
                        Authority, 6.00% (MBIA Insurance Corp.
                        LOC), 10/1/2025                                  AAA                 559,924
   390,000              Alabama Special Care Facilities Finance
                        Authority, Refunding Revenue Bonds, 6.00%
                        (MBIA Insurance Corp. LOC)/(Original
                        Issue Yield: 5.999%), 10/1/2018                  AAA                 412,019
   350,000              Alabama State Board of Education,
                        Refunding Revenue Bonds, 5.50% (Ambac
                        Financial Group, Inc. LOC)/(Original
                        Issue Yield: 4.44%), 10/1/2011                   AAA                 399,980
   500,000              Alabama State Board of Education, Revenue
                        Bond, 5.00% (Shelton State Community
                        College)/(MBIA Insurance Corp. LOC),
                        10/1/2006                                        AAA                 521,445
   750,000              Alabama State Federal Highway Finance
                        Authority, Series 2002-A, Revenue Bonds,
                        5.125% (MBIA Insurance Corp. LOC),
                        3/1/2012                                         AAA                 835,245
   1,000,000            Alabama State Federal Highway Finance
                        Authority, Series 2002-A, 5.25% (MBIA
                        Insurance Corp. LOC)/(Original Issue
                        Yield: 4.64%), 3/1/2013                          AAA                 1,116,150
   660,000              Alabama State IDA, Special Tax, 4.50%,
                        7/1/2010                                                             693,587
   1,000,000            Alabama State Parks System, Series A,
                        5.00% (Original Issue Yield: 4.08%),
                        6/1/2008                                         AA                  1,074,680
   1,000,000            Alabama State Parks System, Series A,
                        5.00% (Original Issue Yield: 4.49%),
                        6/1/2012                                         AA                  1,076,670
   1,165,000            Alabama State Public School & College
                        Authority, Series A, Revenue Bonds,
                        5.00%, 2/1/2012                                  AA                  1,268,615
   1,000,000            Alabama State Public School & College
                        Authority, Series C, 5.75%, 7/1/2017             AA                  1,127,280
   400,000              Alabama State Public School & College
                        Authority, Series D, 5.75% (Original
                        Issue Yield: 5.337%), 8/1/2011                   AA                  452,260
   1,000,000            Alabama State Public School & College
                        Authority, Revenue Bonds, Series C,
                        5.00%, 5/1/2012                                  AAA                 1,095,030
   600,000              Alabama State, GO UT, Series C, 5.50%
                        (Parks Systems Improvement Corp.),
                        6/1/2010                                         AA                  673,638
   1,410,000            Alabama State, Series C, 5.25% (Parks
                        Systems Improvement Corp.), 6/1/2009             AA                  1,548,011
   1,000,000            Alabama Water PCA, Refunding Revenue
                        Bonds, 5.50% (Ambac Financial Group, Inc.
                        LOC)/(Original Issue Yield: 5.15%),
                        8/15/2008                                        AAA                 1,094,810
   1,000,000            Alabama Water PCA, Refunding Revenue
                        Bonds, 5.50% (Ambac Financial Group, Inc.
                        LOC)/(Original Issue Yield: 5.27%),
                        8/15/2014                                        AAA                 1,118,870
   500,000              Anniston, AL Waterworks & Sewer Board,
                        5.35% (Ambac Financial Group, Inc.
                        LOC)/(Original Issue Yield: 5.40%),
                        6/1/2014                                         AAA                 542,450
   1,750,000            Auburn University AL, General Fee Revenue
                        Bond, 5.25%, 6/1/2016                            NR                  1,938,002
   1,265,000            Birmingham, AL, GO UT Warrants, Series B,
                        5.00%, 7/1/2013                                  NR                  1,396,016
   260,000              Birmingham, AL Waterworks & Sewer Board,
                        Revenue Bonds, Series B, 5.25% (MBIA
                        Insurance Corp. INS), 1/1/2022                   AAA                 284,058
   750,000              Birmingham-Carraway, AL Special Care
                        Facilities Financing Authority, Refunding
                        Revenue Bonds, 5.875% (Connie Lee
                        LOC)/(Original Issue Yield: 6.00%),
                        8/15/2015                                        AAA                 776,325
   250,000              DCH Health Care Authority, Refunding
                        Revenue Bonds, 5.00% (Original Issue
                        Yield: 3.68%), 6/1/2009                          A+                  267,622
   400,000              East Central, AL, IDA, 5.35% (Ambac
                        Financial Group, Inc. LOC), 9/1/2014                                 431,796
   100,000              East Central, AL, IDA, 5.35% (Ambac
                        Financial Group, Inc. LOC), 9/1/2014                                 109,443
   1,000,000            Homewood, AL Educational Building
                        Authority, Refunding Revenue Bonds, 5.02%
                        (Ambac Financial Group, Inc.
                        LOC)/(Original Issue Yield: 5.02%),
                        12/1/2016                                        NR                  1,088,490
   1,000,000            Hoover, AL Board of Education, 5.00%,
                        2/15/2015                                        AAA                 1,084,360
   450,000              Houston County, AL, GO UT, 5.35% (Ambac
                        Financial Group, Inc. LOC)/(Original
                        Issue Yield: 5.37%), 10/15/2011                  AAA                 509,364
   1,000,000            Huntsville, AL, Series 1995-A, 5.00%
                        (Original Issue Yield: 5.20%), 2/1/2007          AA                  1,010,000
   1,000,000            Huntsville, AL, Series D, 5.25% (Original
                        Issue Yield: 4.30%), 11/1/2009                   AA                  1,091,380
   500,000              Huntsville, AL, GO UT Warrants, Series B,
                        5.25%, 11/1/2009                                 AA                  545,690
   750,000              Jefferson County, AL Sewer System, Series
                        D, 5.75% (Original Issue Yield: 5.829%),
                        2/1/2027                                         AAA                 806,557
   1,000,000            Jefferson County, AL, GO UT, 5.20% (FSA
                        LOC)/(Original Issue Yield: 5.30%),
                        2/15/2012                                        AAA                 1,096,180
   500,000              Lauderdale County & Florence, AL, Health
                        Care Authority, Series A, 6.00% (MBIA
                        Insurance Corp. LOC)/(Original Issue
                        Yield: 5.20%), 7/1/2013                          AAA                 576,375
   500,000              Madison County, AL, Board of Education,
                        5.20% (FSA LOC), 3/1/2015                        AAA                 540,255
   1,185,000            Madison, AL, GO UT Warrants, 6.00% (MBIA
                        Insurance Corp. INS)/(Original Issue
                        Yield: 6.10%), 4/1/2023                          AAA                 1,215,822
   500,000              McIntosh, AL, IDB, Series B, 4.65%
                        (Original Issue Yield: 4.65%), 6/1/2008          A                   525,275
   1,000,000            Mobile County, AL, Board of School
                        Commissioners, Series B, 5.00% (Ambac
                        Financial Group, Inc. LOC), 3/1/2006             AAA                 1,029,320
   850,000              Mobile, AL, Airport Authority, Series
                        2003, 5.00%, 10/1/2008                           NR                  915,221
   800,000              Mobile, AL, IDB, PCR Refunding Bonds,
                        Series 1998B, 4.75% (International Paper
                        Co.), 4/1/2010                                   BBB+                838,720
   1,000,000            Mobile, AL, IDB, Revenue Bonds, 4.75%,
                        4/1/2010                                         BBB                 1,048,400
   700,000              Mobile, AL, Water & Sewer Commissioners,
                        5.25% (FGIC LOC)/(Original Issue Yield:
                        4.63%), 1/1/2015                                 AAA                 773,241
   1,100,000            Mobile, AL, Water & Sewer Commissioners,
                        5.25% (FGIC LOC)/(Original Issue Yield:
                        4.74%), 1/1/2016                                 AAA                 1,212,266
   1,000,000            Mobile, AL, Water & Sewer Commissioners,
                        Refunding Revenue Bonds, 5.00% (FGIC
                        LOC)/(Original Issue Yield: 3.98%),
                        1/1/2009                                         AAA                 1,082,870
   350,000              Mobile, AL, 5.50% (Ambac Financial Group,
                        Inc. LOC)/(Original Issue Yield: 5.67%),
                        2/15/2014                                        AAA                 390,303
   1,000,000            Montgomery, AL, BMC Special Care
                        Facilities Finance Authority, Revenue
                        Refunding Bonds, Series A , 5.20%
                        (Baptist Medical Center, AL)/(Ambac
                        Financial Group, Inc. LOC)/(Original
                        Issue Yield: 5.30%), 5/1/2013                    AAA                 1,084,420
   1,500,000            Montgomery, AL, Dowtown Redevelpment
                        Authority, Refunding Revenue Bonds, 5.00%
                        (MBIA Insurance Corp. LOC)/(Original
                        Issue Yield: 3.74%), 10/1/2010                   AAA                 1,654,245
   750,000              Shelby County, AL Board of Education, GO
                        Limited Warrants, Series A, 4.75% (Ambac
                        Financial Group, Inc. LOC), 2/1/2009             AAA                 801,975
   500,000              The Board of Trustees of the University
                        of Alabama, Revenue Bonds, Series A,
                        5.25% (Ambac Financial Group, Inc.
                        LOC)/(Original Issue Yield: 5.25%),
                        6/1/2010                                         AAA                 529,205
   500,000              The Board of Trustees of the University
                        of Alabama, Revenue Bonds, Series A,
                        5.25% (Ambac Financial Group, Inc. LOC),
                        6/1/2008                                         AAA                 529,205
   1,000,000            Tuscaloosa County, AL, Warrants, 5.55%,
                        1/1/2015                                         AA-                 1,110,690
   1,000,000            Tuscaloosa County, AL, Warrants, 5.75%,
                        1/1/2019                                         AA-                 1,124,050
   1,000,000            University of Alabama, Series A, 5.00%
                        (Ambac Financial Group, Inc.
                        LOC)/(Original Issue Yield: 3.22%),
                        9/1/2010                                         AAA                 1,096,080
   1,000,000            University of Alabama, 5.40% (MBIA
                        Insurance Corp. LOC)/(Original Issue
                        Yield: 5.55%), 9/1/2013                          AAA                 1,115,570
   500,000              University of Alabama, Refunding Revenue
                        Bonds, 5.00% (FGIC LOC)/(Original Issue
                        Yield: 4.09%), 10/1/2009                         AAA                 545,450
   1,125,000            Vestavia Hills, AL, Series B, 5.00%
                        (Original Issue Yield: 4.02%), 2/1/2013                              1,247,130
   500,000              Wilsonville, AL IDB, Alabama Power
                        Company (Gaston Plant), 5.50% (MBIA
                        Insurance Corp. LOC)/(Original Issue
                        Yield: 5.499%), 1/1/2024                         AAA                 501,350
                        TOTAL                                                                54,023,779
                        GUAM--1.1%
   560,000              Guam Airport Authority Revenue Bonds,
                        Revenue Bonds, 5.000%, 10/01/2011                AAA                 619,662
                        PUERTO RICO--0.9%
   500,000              Puerto Rico Electric Power Authority,
                        Revenue Bonds, Series DD, 5.00% (FSA
                        LOC), 7/1/2009                                   AAA                 543,555
   TOTAL MUNICIPAL BONDS (identified cost $52,957,392)                                       55,186,996
   Short-Term Municipals--2.4%
                        ALABAMA--2.4%
   1,290,000            Fairfield, AL IDA, Variable Rate
                        Environmental Improvement Revenue Bonds,
                        Series 1995, Weekly VRDNs (USX
                        Corp.)/(Wachovia Bank N.A. LOC)
                        (identified cost $1,416,976)                     A-1                 1,435,693
                          Mutual Fund--2.0%
   1,150,288       (1)  Alabama Municipal Cash Trust Fund (at net
                        asset value)                                                         1,150,288
   TOTAL MUNICIPAL INVESTMENTS--98.6%
   (identified cost $55,524,656)(2)                                                          57,772,977
   OTHER ASSETS AND LIABILITIES--NET--1.4%                                                     801,106
   TOTAL NET ASSETS--100%                                                               $     58,574,083

(1)    Affiliated company.
(2) The cost of investments for federal tax purposes amounts to $55,523,132. The net unrealized appreciation of investments for federal tax purposes was $2,249,845.This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $2,314,587 and net unrealized depreciation from investments for those securities having an excess of cost over value of $64,742.

Investment Valuation--Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2005.

The following acronyms are used throughout this portfolio:
FGIC        --Financial Guaranty Insurance Company
FSA         -- Financial Security Assurance
GO          --General Obligation
IDA         --Industrial Development Authority
IDB         --Industrial Development Bond
INS         --Insured
LOC         --Letter of Credit
MBIA        --Municipal Bond Investors Assurance
PCA         --Pollution Control Authority
PCR         --Pollution Control Revenue
UT          --Unlimited Tax
VRDNs       --Variable Rate Demand Notes











Southtrust Bond Fund
Portfolio of Investments
January 31, 2005 (unaudited)

   Principal
   Amount
   or Shares                                                                      Value
   Adjustable Rate Mortgages--0.3%
                     FINANCE--0.3%
$  381,521           GNMA2 ARM 81161, 30 Year, 11/20/2034 (identified
                     cost $389,509)                                        $      392,746
   Asset-Backed Securities--1.6%
   1,800,000         Ameriquest Mortgage Securities, Inc. 2003-AR1,
                     Class M3, 5.53%, 1/25/2033
                     (identified cost $1,827,000)                                 1,837,171
   Collateralized Mortgage Obligations--8.1%
   913,663           Countrywide Home Loans 2003-15, Class 1A2, 5.50%,
                     11/25/2033                                                   927,511
   803,385           Countrywide Home Loans 2004-J8, Class 1A3, 4.75%,
                     11/25/2019                                                   804,140
   2,321,571         Federal Home Loan Mortgage Corp., Series 1432,
                     Class H, 7.50%, 12/15/2007                                   2,349,031
   653,240           Federal Home Loan Mortgage Corp., Series 2330,
                     Class PE, 6.50%, 6/15/2031                                   685,650
   125,660           Federal Home Loan Mortgage Corp., Series 2447,
                     Class CA, 5.50%, 5/15/2009                                   126,389
   647,000           Federal National Mortgage Association, Series
                     2002-73, Class OE, 5.00%, 11/25/2017                         656,393
   455,000           Federal National Mortgage Association, Series
                     2002-82, Class XE, 5.00%, 12/25/2017                         461,237
   1,000,000         Government National Mortgage Association, Series
                     2003-86, Class PD, 5.00%, 2/20/2030                          1,017,070
   2,311,667         Structured Adjustable Rate Mortgage Loan Series
                     2004-9XS, Class A, 2.90%, 7/25/2034                          2,311,905
   TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (identified cost
   $9,365,651)                                                                    9,339,326
   Corporate Bonds--47.4%
                     AUTOMOBILES--1.4%
   800,000           Ford Motor Co., Sr. Deb., 6.375%, 2/1/2029                   718,844
   910,000           General Motors Corp., Note, 7.125%, 7/15/2013                906,535
                     TOTAL                                                        1,625,379
                     BANKING--4.6%
   1,000,000         AGFIRST Farm Credit Bank, Sub., 7.30%, 10/31/2049            1,071,990
   2,000,000         BB&T Corp., Sub. Note, 7.25%, 6/15/2007                      2,153,414
   2,000,000         Farm Credit Bank of Texas, Series 1, 7.561%,
                     11/29/2049                                                   2,087,022
                     TOTAL                                                        5,312,426
                     COMMUNICATIONS--5.0%
   800,000           Comcast Corp., 7.05%, 3/15/2033                              942,298
   300,000           Comcast Corp., Note, 5.50%, 3/15/2011                        316,707
   625,000           Time Warner, Inc., Sr. Note, 9.125%, 1/15/2013               801,930
   3,000,000         Verizon Global Funding, Note, 6.75%, 12/1/2005               3,086,016
   600,000           Viacom, Inc., Bond, 4.625%, 5/15/2018                        564,686
                     TOTAL                                                        5,711,637
                     CONSUMER DURABLES--1.1%
   1,000,000         Fortune Brands, Inc., Deb., 7.875%, 1/15/2023                1,292,388
                     CONSUMER NON-DURABLES--0.7%
   750,000           Gillette Co., 3.50%, 10/15/2007                              750,228
                     CONSUMER STAPLES--3.4%
   1,000,000         Kraft Foods, Inc., 4.00%, 10/1/2008                          999,011
   1,130,000         Kraft Foods, Inc., 5.625%, 11/1/2011                         1,200,301
   1,500,000         Sara Lee Corp., 6.25%, 9/15/2011                             1,665,200
                     TOTAL                                                        3,864,512
                     FINANCE--17.9%
   1,500,000     (1)  AIG SunAmerica Global Financial, Bond, Series
                     144A, 5.85%, 8/1/2008                                        1,592,439
   1,000,000         Bank of America Corp., Sr. Note, 4.875%, 1/15/2013           1,027,221
   1,800,000         CIT Group, Inc., Sr. Note, 4.00%, 5/8/2008                   1,800,815
   2,240,000         Countrywide Home Loans, Inc., Company Guarantee,
                     6.25%, 4/15/2009                                             2,416,402
   2,500,000         Ford Motor Credit Co., Global Bond, 6.875%,
                     2/1/2006                                                     2,564,542
   2,000,000         General Electric Capital Corp., Note, 6.80%,
                     11/1/2005                                                    2,054,286
   1,000,000         Goldman Sachs Group, Inc., 6.60%, 1/15/2012                  1,118,054
   1,500,000         Household Finance Corp., Note, 6.375%, 10/15/2011            1,656,743
   500,000           Household Finance Corp., Note, 6.375%, 11/27/2012            555,456
   2,000,000         J.P. Morgan Chase & Co., Note, 6.00%, 8/1/2008               2,131,586
   1,300,000         Lehman Brothers Holdings, Inc., Note, 8.25%,
                     6/15/2007                                                    1,433,987
   2,000,000         Morgan Stanley, Unsub., 6.75%, 4/15/2011                     2,248,818
                     TOTAL                                                        20,600,349
                     OIL & GAS--4.1%
   1,000,000         Apache Corp., Note, 6.25%, 4/15/2012                         1,119,323
   200,000           EnCana Corp., Bond, 6.50%, 8/15/2034                         226,986
   1,300,000         Marathon Oil Corp., Note, 6.00%, 7/1/2012                    1,405,230
   600,000           Murphy Oil Corp., 7.05%, 5/1/2029                            713,217
   1,100,000         Pemex Project Funding Master, Company Guarantee,
                     7.375%, 12/15/2014                                           1,232,000
                     TOTAL                                                        4,696,756
                     PHARMACEUTICALS--0.9%
   1,000,000         Bristol-Myers Squibb Co., Note, 4.75%, 10/1/2006             1,017,886
                     RETAIL TRADE--2.0%
   2,000,000         Safeway Inc., Deb., 7.25%, 2/1/2031                          2,337,344
                     TECHNOLOGY--1.0%
   1,000,000         Computer Sciences Corp., 7.375%, 6/15/2011                   1,163,386
                     TRANSPORTATION--2.3%
   1,325,000         American Airlines, Inc., Pass Thru Cert., Series
                     1999-1, 7.024%, 10/15/2009                                   1,349,804
   1,350,000         Continental Airlines, Inc., Pass Thru Cert.,
                     Series 00-2, 7.487%, 4/2/2012                                1,346,190
                     TOTAL                                                        2,695,994
                     UTILITIES--3.0%
   500,000           PSEG Power LLC, Company Guarantee, 6.95%, 6/1/2012           566,402
   2,000,000         Progress Energy, Inc., 5.85%, 10/30/2008                     2,109,404
   800,000           Sprint Capital Corp., Company Guarantee, 6.00%,
                     1/15/2007                                                    831,934
                     TOTAL                                                        3,507,740
   TOTAL CORPORATE BONDS (identified cost $51,187,225)                            54,576,025
   Government Agencies--20.3%
                     FEDERAL HOME LOAN BANK SYSTEM--1.9%
   2,000,000         7.03%, 7/14/2009                                             2,251,322
                     FEDERAL HOME LOAN MORTGAGE CORPORATION--7.3%
   2,500,000         5.125%, 7/15/2012                                            2,632,490
   328,782           5.50%, 2/1/2033                                              335,660
   121,517           6.00%, 4/1/2017                                              127,089
   1,400,000         6.25%, 3/5/2012                                              1,458,625
   361,536           7.00%, 12/1/2031                                             382,761
   3,400,000         7.00%, 7/15/2005                                             3,465,453
                     TOTAL                                                        8,402,078
                     FEDERAL NATIONAL MORTGAGE ASSOCIATION--9.9%
   1,453,035         4.45%, 8/25/2012                                             1,447,586
   1,283,943         5.50%, 3/1/2033                                              1,309,458
   487,467           5.50%, 4/1/2017                                              504,931
   179,267           5.50%, 5/1/2029                                              183,387
   248,446           6.00%, 12/1/2008                                             252,425
   465,637           6.00%, 12/1/2012                                             488,340
   696,914           6.00%, 2/1/2033                                              719,997
   1,040,431         6.00%, 3/1/2033                                              1,074,700
   4,500,000         6.375%, 6/15/2009                                            4,941,297
   104,736           6.50%, 8/1/2021                                              110,321
   112,879           6.50%, 4/1/2022                                              118,897
   205,068           6.50%, 2/1/2029                                              216,649
                     TOTAL                                                        11,367,988
                     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--1.1%
   354,788           5.50%, 12/15/2032                                            364,680
   262,795           7.00%, 2/15/2009                                             273,817
   514,178           7.00%, 11/15/2029                                            546,497
   39,234            8.00%, 2/15/2030                                             42,609
                     TOTAL                                                        1,227,603
                     STUDENT LOAN MARKETING ASSOCIATION--0.1%
   100,000       (1)  5.05%, 11/14/2014                                           101,492
   TOTAL GOVERNMENT AGENCIES (identified cost $23,074,993)                        23,350,483
   Real estate investment trust--1.0%
   1,000,000         EOP Operating LP, Unsecd. Note, 7.00%, 7/15/2011
                     (identified cost $990,200)                                   1,127,755
   Sovereign bonds--4.3%
   1,000,000         British Columbia, Province of, Note, 4.625%,
                     10/3/2006                                                    1,019,562
   1,000,000         Italy, Government of, Bond, 2.50%, 3/31/2006                 992,114
   250,000           Mexico, Government of, Note, 6.375%, 1/16/2013               268,375
   2,000,000         Quebec, Province of, Deb., 7.50%, 9/15/2029                  2,684,478
   TOTAL SOVEREIGN BONDS (identified cost $4,422,403)                             4,964,529
   U.S. Treasury obligations--14.6%
                     U.S. TREASURY BOND--1.0%
   1,000,000         5.375%, 2/15/2031                                            1,118,946
                     U.S. TREASURY NOTES--13.6%
   1,000,000         2.625%, 11/15/2006                                           989,883
   1,500,000         2.625%, 5/15/2008                                            1,461,036
   4,300,000         3.125%, 10/15/2008                                           4,240,372
   3,000,000         4.25%, 11/15/2013                                            3,033,987
   1,930,000         4.25%, 8/15/2014                                             1,948,472
   1,300,000         4.875%, 2/15/2012                                            1,375,208
   2,500,000         5.50%, 5/15/2009                                             2,691,310
                     TOTAL                                                        15,740,268
   TOTAL U.S. TREASURY OBLIGATIONS (identified cost $16,940,433)                  16,859,214
   Mutual Fund--1.4%
   1,657,449         AIM Short-Term Investment Co. Prime Portfolio (at
                     net asset value)                                             1,657,449
   TOTAL INVESTMENTS--99.0%
   (identified cost $109,854,863)(2)                                              114,104,698
   OTHER ASSETS AND LIABILITIES--NET--1.0%                                          1,097,934
   TOTAL NET ASSETS--100%                                                   $      115,202,632

(1) Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
       At January 31, 2005, these securities amounted to $1,693,931 which represents 1.5% of total net assets.
(2) The cost of investments for federal tax purposes amounts to $110,386,092. The net unrealized appreciation of investments for federal tax purposes was $3,718,606.This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $4,327,504 and net unrealized depreciation from investments for those securities having an excess of cost over value of $608,898.

Investment Valuation--U.S. government securities, listed corporate bonds
(other fixed income and asset-backed securities) and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service.
Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2005.











Southtrust Growth Fund
Portfolio of Investments
January 31, 2005 (unaudited)

 Shares                                                                            Value
 Common Stocks--99.9%
                        CONSUMER DISCRETIONARY--17.7%
    38,000      (1)      IAC Interactive Corp.                             $       920,740
    38,000      (1)      Bed Bath & Beyond, Inc.                                   1,531,020
    40,500              Best Buy Co., Inc.                                         2,178,495
    24,500              Harley Davidson, Inc.                                      1,472,695
    77,500              Home Depot, Inc.                                           3,197,650
    48,000      (1)      Kohl's Corp.                                              2,256,480
    77,000              Walt Disney Co.                                            2,204,510
                        TOTAL                                                      13,761,590
                        CONSUMER STAPLES--13.0%
    19,000              Coca-Cola Co.                                              788,310
    29,000              Costco Wholesale Corp.                                     1,370,830
    27,000              PepsiCo, Inc.                                              1,449,900
    51,500              Sysco Corp.                                                1,800,955
    38,000              Walgreen Co.                                               1,619,180
    58,500              Wal-Mart Stores, Inc.                                      3,065,400
                        TOTAL                                                      10,094,575
                        ENERGY--2.7%
    31,500              Schlumberger Ltd.                                          2,143,260
                        FINANCE--13.6%
    29,000              Aflac, Inc.                                                1,145,790
    39,000              American Express Co.                                       2,080,650
    35,000              American International Group, Inc.                         2,320,150
    4,500               Bank of New York Co., Inc.                                 133,695
    60,500              Citigroup, Inc.                                            2,967,525
    42,500              Fifth Third Bancorp                                        1,974,975
                        TOTAL                                                      10,622,785
                        HEALTHCARE--19.1%
    62,500      (1)      Amgen, Inc.                                               3,890,000
    36,000              Johnson & Johnson                                          2,329,200
    24,500              Lilly (Eli) & Co.                                          1,328,880
    38,000      (1)      Medco Health Solutions, Inc.                              1,617,660
    70,750              Medtronic, Inc.                                            3,713,668
    82,500              Pfizer, Inc.                                               1,993,200
                        TOTAL                                                      14,872,608
                        INDUSTRIALS--12.3%
    20,000              3M Co.                                                     1,687,200
    108,500             General Electric Co.                                       3,920,105
    118,500             Southwest Airlines Co.                                     1,715,880
    62,500              Tyco International Ltd.                                    2,258,750
                        TOTAL                                                      9,581,935
                        INFORMATION TECHNOLOGY--21.5%
    42,500              Analog Devices, Inc.                                       1,525,325
    47,000      (1)      Applied Materials, Inc.                                   747,300
    103,000     (1)      Cisco Systems, Inc.                                       1,858,120
    88,250      (1)      Dell, Inc.                                                3,685,320
    89,500              Intel Corp.                                                2,009,275
    5,190       (1)     Lucent Technologies, Inc., Warrants                        6,046
    130,000             Microsoft Corp.                                            3,416,400
    76,000              Qualcomm, Inc.                                             2,830,240
    28,000              Texas Instruments, Inc.                                    649,880
                        TOTAL                                                      16,727,906
 TOTAL COMMON STOCKS (identified cost $61,306,129)                                 77,804,659
 Mutual Fund--0.1%
 60,784              AIM Short-Term Investment Co. Prime Portfolio (at
                     net asset value)                                              60,784
 TOTAL INVESTMENTS--100.0%
 (identified cost $61,366,913) (2)                                                 77,865,443
 OTHER ASSETS AND LIABILITIES--NET--0.0%                                             229
 TOTAL NET ASSETS--100%                                                     $       77,865,672

(1)    Non-income producing security.
(2) The cost of investments for federal tax purposes amounts to $61,366,913. The net unrealized appreciation of investments for federal tax purposes was $16,498,530. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $20,559,800 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,061,270.

Investment Valuation--Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange.
Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2005.








Southtrust Income Fund
Portfolio of Investments
January 31, 2005 (unaudited)

   Principal
   Amount or
   Shares                                                                           Value
   Asset-Backed Securities--1.6%
                      ASSET BACKED NOTE--1.6%
$  1,230,000          Ameriquest Mortgage Securities, Inc. 2003-AR1,
                      Class M3, 5.53%, 1/25/2033
                      (identified cost $1,248,450)                          $       1,255,400
   Collateralized Mortgage Obligations--3.4%
                      FINANCE--3.4%
   1,201,767          Government National Mortgage Association, Series
                      2003-111, Class VA, 5.50%, 3/16/2013                          1,241,805
   1,424,152          Structured Adjustable Rate Mortgage Loan Series
                      2004-9XS, Class A, 2.90%, 7/25/2034                           1,424,299
   TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (identified cost $2,698,400)           2,666,104
   Corporate Bonds--45.4%
                      COMMUNICATIONS--1.0%
   740,000            Alltel Corp., Sr. Note, 7.50%, 3/1/2006                       771,772
                      CONSUMER CYCLICAL--1.7%
   750,000            Sysco Corp., Note, 4.75%, 7/30/2005                           756,176
   550,000            Target Corp., Note, 5.50%, 4/1/2007                           571,381
                      TOTAL                                                         1,327,557
                      CONSUMER DURABLES--0.7%
   390,000            Fortune Brands, Inc., Note, 2.875%, 12/1/2006                 385,293
   220,000       (1)   Harley Davidson, Inc., 3.625%, 12/15/2008                    218,087
                      TOTAL                                                         603,380
                      CONSUMER NON-DURABLES--3.4%
   220,000            Anheuser-Busch Cos., Inc., Deb., 7.25%, 9/15/2015             232,205
   860,000            Coca-Cola Enterprises, Inc., 5.375%, 8/15/2006                883,672
   900,000            Kraft Foods, Inc., Note, 4.625%, 11/1/2006                    914,809
   700,000            McDonald's Corp., Note, Series MTNG, 3.875%,
                      8/15/2007                                                     700,077
                      TOTAL                                                         2,730,763
                      ENERGY--6.0%
   700,000            ChevronTexaco Corp., Note, 3.50%, 9/17/2007                   699,710
   1,000,000          Conoco, Inc., 5.45%, 10/15/2006                               1,031,726
   260,000            DTE Energy Co., Sr. Note, 6.45%, 6/1/2006                     269,250
   915,000            Marathon Oil Corp., Note, 5.375%, 6/1/2007                    947,795
   500,000            Pemex Project Funding Master, 6.125%, 8/15/2008               526,500
   1,340,000          Valero Energy Corp., Unsecd. Note, 3.50%, 4/1/2009            1,303,556
                      TOTAL                                                         4,778,537
                      FINANCIAL SERVICES--15.8%
   500,000       (1)   AIG SunAmerica Global Financial, Bond, Series
                      144A, 5.85%, 8/1/2008                                         530,813
   860,000            Bank of America Corp., Sr. Note, 3.25%, 8/15/2008             842,256
   645,000            CIT Group, Inc., Sr. Note, 5.50%, 11/30/2007                  672,260
   755,000            Citigroup, Inc., 5.75%, 5/10/2006                             776,790
   480,000            Countrywide Home Loans, Inc., Note, 3.25%,
                      5/21/2008                                                     467,923
   445,000            Credit Suisse First Boston USA, Inc., Note, 5.75%,
                      4/15/2007                                                     464,276
   1,200,000          Ford Motor Credit Co., Global Bond, 6.875%,
                      2/1/2006                                                      1,230,980
   1,000,000          General Electric Capital Corp., Note, 6.80%,
                      11/1/2005                                                     1,027,143
   730,000            General Motors Acceptance Corp., 4.50%, 7/15/2006             727,314
   725,000            General Motors Acceptance Corp., 7.50%, 7/15/2005             737,137
   875,000            Household Finance Corp., Unsecd. Note, 4.125%,
                      12/15/2008                                                    876,914
   1,220,000          John Deere Capital Corp., 4.50%, 8/22/2007                    1,242,837
   250,000            Key Bank, N.A., Sub. Note, Series BKNT, 6.50%,
                      4/15/2008                                                     265,438
   250,000            Lehman Brothers Holdings, Inc., 7.875%, 11/1/2009             288,022
   145,000            Lehman Brothers Holdings, Inc., Note, 8.25%,
                      6/15/2007                                                     159,945
   860,000            Morgan Stanley, Bond, 5.80%, 4/1/2007                         897,572
   240,000            Wachovia Corp., Unsecd. Note, 4.95%, 11/1/2006                245,704
   1,000,000          Wells Fargo & Co., Sub. Note, 7.125%, 8/15/2006               1,057,465
                      TOTAL                                                         12,510,789
                      HEALTHCARE--1.0%
   750,000            Bristol-Myers Squibb Co., Note, 4.75%, 10/1/2006              763,414
                      INDUSTRIALS--2.2%
   800,000            Emerson Electric Co., Unsecd. Note, 5.50%,
                      9/15/2008                                                     845,551
   880,000            Pitney Bowes, Inc., Note, 5.875%, 5/1/2006                    904,301
                      TOTAL                                                         1,749,852
                      PROCESS INDUSTRIES--0.8%
   580,000            PPG Industries, Inc., Note, 6.50%, 11/1/2007                  619,703
                      RETAIL TRADE--1.7%
   530,000            Home Depot, Inc., Sr. Note, 3.75%, 9/15/2009                  524,118
   800,000            Price/Costco, Inc., Sr. Note, 7.125%, 6/15/2005               811,513
                      TOTAL                                                         1,335,631
                      TECHNOLOGY--3.9%
   480,000            First Data Corp., 3.375%, 8/1/2008                            472,840
   1,220,000          Hewlett-Packard Co., Note, 5.50%, 7/1/2007                    1,266,563
   960,000            IBM Corp., 4.875%, 10/1/2006                                  982,205
   385,000            Texas Instruments, Inc., Note, 6.125%, 2/1/2006               394,205
                      TOTAL                                                         3,115,813
                      TELECOMMUNICATIONS--3.9%
   870,000            Comcast Corp., Note, 6.20%, 11/15/2008                        933,645
   585,000            Deutsche Telekom International Finance BV, Company
                      Guarantee, 3.875%, 7/22/2008                                  581,505
   135,000            SBC Communications, Inc., Note, 5.75%, 5/2/2006               138,692
   500,000            Sprint Capital Corp., Company Guarantee, 6.00%,
                      1/15/2007                                                     519,959
   860,000            Verizon Global Funding, Note, 6.125%, 6/15/2007               906,717
                      TOTAL                                                         3,080,518
                      TRANSPORTATION--2.2%
   875,000            American Airlines, Inc., Pass Thru Cert., Series
                      1999-1, 7.024%, 10/15/2009                                    891,380
   875,000            Continental Airlines, Inc., Pass Thru Cert.,
                      Series 00-2, 7.487%, 4/2/2012                                 872,530
                      TOTAL                                                         1,763,910
                      UTILITIES--1.1%
   860,000            Georgia Power Co., Note, 6.20%, 2/1/2006                      884,294
   TOTAL CORPORATE BONDS (identified cost $37,580,963)                              36,035,933
   government agencies--25.3%
                      FEDERAL HOME LOAN MORTGAGE CORPORATION--6.2%
   800,000            3.50%, 4/1/2008                                               795,003
   210,445            5.50%, 1/1/2014                                               217,543
   961,777            5.50%, 12/1/2017                                              992,833
   308,855            6.00%, 4/1/2017                                               323,018
   1,675,000          6.25%, 3/5/2012                                               1,745,141
   682,713            6.50%, 9/1/2016                                               721,342
   104,174            7.50%, 2/1/2023                                               112,781
                      TOTAL                                                         4,907,661
                      FEDERAL NATIONAL MORTGAGE ASSOCIATION--18.6%
   1,800,000          3.00%, 2/26/2007                                              1,783,561
   1,250,000          3.75%, 5/17/2007                                              1,250,255
   1,182,005          4.50%, 6/1/2013                                               1,189,081
   1,525,000          4.75%, 1/2/2007                                               1,557,942
   318,151            5.50%, 12/1/2014                                              329,078
   348,030            5.50%, 2/1/2009                                               359,308
   771,823            5.50%, 4/1/2017                                               799,475
   1,750,000          5.50%, 5/2/2006                                               1,797,217
   297,438            5.50%, 8/1/2018                                               307,226
   143,016            5.50%, 8/1/2018                                               147,722
   557,539            6.00%, 1/1/2017                                               583,973
   240,665            6.00%, 1/1/2018                                               252,092
   287,105            6.00%, 11/1/2014                                              301,054
   240,987            6.00%, 12/1/2017                                              252,429
   1,500,000          6.00%, 12/15/2005                                             1,537,191
   275,702            6.00%, 2/1/2009                                               283,692
   266,280            6.00%, 2/1/2018                                               278,924
   261,138            6.00%, 8/1/2009                                               271,047
   890,000            6.375%, 6/15/2009                                             977,279
   180,561            6.50%, 8/1/2013                                               191,009
   289,169            7.00%, 10/1/2007                                              300,205
                      TOTAL                                                         14,749,760
                      GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--0.5%
   133,772            7.00%, 9/15/2008                                              140,187
   262,795            7.00%, 2/15/2009                                              273,817
                      TOTAL                                                         414,004
   TOTAL GOVERNMENT AGENCIES  (identified cost $20,216,758)                         20,071,425
   Sovereign Bonds--2.6%
   1,125,000          British Columbia, Province of, Note, 4.625%,
                      10/3/2006                                                     1,147,007
   900,000            Italy, Government of, Bond, 2.50%, 3/31/2006                  892,903
   TOTAL SOVEREIGN BONDS (identified cost $2,021,913)                               2,039,910
   U.S. Treasury obligations--18.5%
                      U.S. TREASURY BILL--3.8%
   3,000,000     (2)   1.000%, 4/28/2005                                            2,984,842
                      U.S. TREASURY NOTES--14.7%
   1,600,000          1.50%, 3/31/2006                                              1,572,938
   1,000,000          1.625%, 9/30/2005                                             992,540
   1,000,000          1.875%, 11/30/2005                                            992,032
   250,000            1.875%, 12/31/2005                                            247,705
   1,080,000          2.00%, 8/31/2005                                              1,075,402
   3,500,000          2.375%, 8/15/2006                                             3,460,216
   1,750,000          2.50%, 10/31/2006                                             1,729,357
   850,000            2.75%, 8/15/2007                                              837,782
   800,000            3.00%, 11/15/2007                                             791,813
                      TOTAL                                                         11,699,785
   TOTAL U.S. TREASURY OBLIGATIONS (identified cost $14,810,305)                    14,684,627
   Mutual Fund--2.4%
   1,926,270          AIM Short-Term Investment Co. Prime Portfolio (at
                      net asset value)                                              1,926,270
   TOTAL INVESTMENTS--99.2%
   (identified cost $80,503,059)(3)                                                 78,679,669
   OTHER ASSETS AND LIABILITIES--NET--0.8%                                            632,978
   TOTAL NET ASSETS--100%                                                    $       79,312,647

(1) Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act 1933. These securities, all of which have been deemed liquid by criteria approved by the fund's Board of Directors, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
       At January 31, 2005, these securities amounted to $748,900 which represents 1.0% of total net assets.
(2)    Yield at date of purchase.
(3) The cost of investments for federal tax purposes amounts to $79,701,274. The net unrealized depreciation of investments for federal tax purposes was $1,021,605.This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $421,874 and net unrealized depreciation from investments for those securities having an excess of cost over value of 1,443,479.

Investment Valuation--U.S. government securities, listed corporate bonds
(other fixed income and asset-backed securities) and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service.
Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2005.







Southtrust U.S. Treasury Money Market Fund
Portfolio of Investments
January 31, 2005 (unaudited)

   Principal
   Amount                                                                            Value
   U.S. TREASURY OBLIGATIONS--24.6%
                           U.S. TREASURY BILLS--24.6%
$  150,000,000     (1)      1.00%, 2/3/2005                                   $      149,984,379
   50,000,000      (1)      1.00%, 3/17/2005                                         49,868,458
   50,000,000      (1)      1.00%, 5/5/2005                                          49,724,875
   TOTAL U.S. TREASURY OBLIGATIONS                                                   249,577,712
   Repurchase Agreements--75.5%
   100,000,000             Repurchase agreement with Bear Stearns Cos.,
                           Inc., 2.430%, dated 1/31/2005, to be
                           repurchased at $100,006,750 on 2/1/2005,
                           collateralized by U.S. Treasury Obligations
                           with various maturities to 11/15/2012,
                           collateral market value $102,201,547.                     100,000,000
   166,283,000             Repurchase agreement with Greenwich Capital
                           Markets, Inc., 2.400%, dated 1/31/2005, to be
                           repurchased at $166,294,086 on 2/1/2005,
                           collateralized by U.S. Treasury Obligations
                           with various maturities to 2/15/2015,
                           collateral market value $169,613,265.                     166,283,000
   100,000,000              Repurchase agreement with Dresdner Bank,
                           2.420%, dated 1/31/2005, to be repurchased at
                           $100,006,722 on 2/1/2005, collateralized by
                           U.S. Treasury Obligations with various
                           maturities to 8/15/2023, collateral market
                           value $102,000,162.                                       100,000,000
   150,000,000             Repurchase agreement with Lehman Brothers,
                           Inc., 2.410%, dated 1/31/2005, to be
                           repurchased at $150,010,042 on 2/1/2005,
                           collateralized by U.S. Treasury Obligations
                           with various maturities to 2/15/2021,
                           collateral market value $153,000,329.                     150,000,000
   100,000,000             Repurchase agreement with Morgan Stanley & Co.,
                           Inc., 2.400%, dated 1/31/2005, to be
                           repurchased at $100,006,667 on 2/1/2005,
                           collateralized by U.S. Treasury Obligations
                           with various maturities to 4/15/2028,
                           collateral market value $100,705,651.                     100,000,000
   150,000,000             Repurchase agreement with Warburg Securities,
                           2.430%, dated 1/31/2005, to be repurchased at
                           $150,010,125 on 2/1/2005, collateralized by a
                           U.S. Treasury Obligation with a maturity of
                           11/15/2016, collateral market value
                           $153,005,457.                                             150,000,000
   TOTAL REPURCHASE AGREEMENTS                                                       766,283,000
   TOTAL INVESTMENTS--100.1%
   (at amortized cost)(2)                                                            1,015,860,712
   OTHER ASSETS AND LIABILITIES--NET--(0.1)%                                           (876,657)
   TOTAL NET ASSETS--100%                                                      $      1,014,984,055

(1)    Yield at date of purchase.
(2)    Also represents cost for federal tax purposes.

Investment Valuation--For U.S. Treasury securities, the use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2005.






Southtrust Value Fund
Portfolio of Investments
January 31, 2005 (unaudited)

   Shares                                                                              Value
   Common Stocks--94.0%
                             COMMUNICATIONS--1.8%
   111,497                   Vodafone Group PLC, ADR                            $      2,896,692
                             CONSUMER DISCRETIONARY--17.4%
   106,542          (1)       Advance Auto Parts, Inc.                                 4,591,960
   123,911          (1)       Comcast Corp., Class A                                   3,988,695
   99,109                    Home Depot, Inc.                                          4,089,237
   86,720                    Jones Apparel Group, Inc.                                 2,916,394
   225,472                   Mattel, Inc.                                              4,385,431
   106,542                   Penney (J.C.) Co., Inc.                                   4,551,474
   225,472          (1)       Time Warner, Inc.                                        4,058,496
                             TOTAL                                                     28,581,687
                             CONSUMER STAPLES--6.8%
   99,109                    Cadbury Schweppes PLC, ADR                                3,597,657
   79,064                    CVS Corp.                                                 3,664,616
   74,332                    General Mills, Inc.                                       3,938,853
                             TOTAL                                                     11,201,126
                             ENERGY--8.8%
   54,510                    BP PLC, ADR                                               3,249,886
   75,818           (1)       FMC Technologies, Inc.                                   2,322,305
   61,943                    Halliburton Co.                                           2,547,716
   37,166                    Schlumberger Ltd.                                         2,528,775
   84,242           (1)       Transocean Sedco Forex, Inc.                             3,706,648
                             TOTAL                                                     14,355,330
                             FINANCIALS--21.0%
   111,497                   Ace Ltd.                                                  4,838,970
   49,554                    Ambac Financial Group, Inc.                               3,809,712
   96,311                    Bank of America Corp.                                     4,465,941
   89,198                    Citigroup, Inc.                                           4,375,162
   59,465                    Federal Home Loan Mortgage Corp.                          3,882,470
   49,554                    Principal Financial Group                                 2,010,901
   42,220                    SunTrust Banks, Inc.                                      3,040,684
   143,708                   U.S. Bancorp                                              4,318,425
   49,554                    XL Capital Ltd.                                           3,705,648
                             TOTAL                                                     34,447,913
                             HEALTHCARE--17.1%
   74,332                    Abbott Laboratories                                       3,346,427
   74,332                    Baxter International, Inc.                                2,509,448
   91,676                    Bristol-Myers Squibb Co.                                  2,148,885
   74,332           (1)       Hospira, Inc.                                            2,147,452
   52,032                    Johnson & Johnson                                         3,366,470
   99,109           (1)       Medco Health Solutions, Inc.                             4,219,070
   156,592                   Pfizer, Inc.                                              3,783,263
   123,886                   Shire Pharmaceuticals Group PLC, ADR                      4,336,010
   49,554                    Universal Health Services, Inc., Class B                  2,132,804
                             TOTAL                                                     27,989,829
                             INDUSTRIALS--11.5%
   185,829                   Cendant Corp.                                             4,376,273
   42,121                    Emerson Electric Co.                                      2,832,216
   59,465                    Northrop Grumman Corp.                                    3,085,044
   128,841                   Tyco International Ltd.                                   4,656,314
   39,643                    United Technologies Corp.                                 3,991,257
                             TOTAL                                                     18,941,104
                             INFORMATION TECHNOLOGY--7.8%
   56,988                    Harris Corp.                                              3,691,113
   32,210                    IBM Corp.                                                 3,009,058
   272,549                   Nokia Oyj, Class A, ADR                                   4,164,549
   247,772          (1)       Unisys Corp.                                             1,945,010
                             TOTAL                                                     12,809,730
                             UTILITIES--1.8%
   55,055                    Public Service Enterprises Group, Inc.                    2,904,151
 TOTAL COMMON STOCKS (identified cost $120,255,098)                                    154,127,562
 Mutual Fund--4.1%
    6,706,662             AIM Short-Term Investment Co. Prime Portfolio (at
                          net asset value)                                             6,706,662
 TOTAL INVESTMENTS--98.1%
 (identified cost $126,961,760)(2)                                                     160,834,224
 OTHER ASSETS AND LIABILITIES--NET--1.9%                                                 3,143,952
 TOTAL NET ASSETS--100%                                                          $      163,978,176

(1)    Non-income producing security.
(2) The cost of investments for federal tax purposes amounts to $126,961,760. The net unrealized appreciation of investments for federal tax purposes was $33,872,464.This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $36,785,077 and net unrealized depreciation from investments for those securities having an excess of cost over value of 2,912,613.


Investment Valuation--Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2005.

The following acronyms are used throughout this portfolio:
ADR         --American Depositary Receipt
AMBAC       --American Municipal Bond Assurance Corporation






Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  SouthTrust Funds

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        March 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ Charles L. Davis, Jr., Principal Executive Officer
Date        March 22, 2005

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        March 23, 2005